Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2021
Operational Ratios
Financial Conglomerate

The Basel index is calculated in accordance with the Financial Statements of the Prudential Conglomerate prepared in accordance with accounting practices adopted in Brazil, applicable to institutions authorized to operate by Bacen, as shown below:

BASEL INDEX %	dec-21	dec-20	dec-19

Tier I Regulatory Capital	76,969.9	77,571.5	66,481.7
Principal Capital	69,919.9	71,006.3	61,389.5
Supplementary Capital	7,050.1	6,565.2	5,092.2
Tier II Regulatory Capital	12,591.3	6,554.5	5,083.8
Regulatory Capital (Tier I and II)	89,561.3	84,126.0	71,565.5
Credit Risk	527,119.3	478,303.5	407,786.2
Market Risk	15,122.2	15,846.3	20,235.2
Operational Risk	58,499.8	57,419.4	47,965.5
Total RWA	600,741.3	551,569.2	475,986.9
Basel I Ratio	12.81	14.06	13.97
Basel Principal Capital	11.64	12.87	12.90
Basel Regulatory Capital	14.91	15.25	15.04